Nature and Continuance of Operations (Details Narrative) - CAD ($)	6 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Nature And Continuance Of Operations
Principal place business	110,375
Retained earnings	$ 86,544,400	$ 68,617,507